Financial Instruments (Notional Amount of Loan Commitments) (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Notional Disclosures [Abstract]
Ordinary course of business lending commitments	$ 270	$ 531
Unused revolving credit lines	265	279
Excluded investment commitments	$ 400	$ 782